Baillie Gifford International Concentrated Growth Fund
Baillie Gifford International Concentrated Growth Fund

BAILLIE GIFFORD FUNDS

The International Concentrated Growth Fund

(the “Funds”)

Supplement dated September 23, 2019 to the Prospectuses and the Statement of Additional Information (“SAI”), each dated April 30, 2019

Effective immediately, the sections “Annual Fund Operating Expenses” and “Example of Expenses” under “Fund Summaries–The International Concentrated Growth Fund–Fees and Expenses” on page 29 of the Class K and Institutional Class Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baillie Gifford International Concentrated Growth Fund		Class K	Institutional Class
Management Fees	[1]	0.57%	0.57%
Distribution (12b-1) Fees		none	none
Other Expenses		0.50%	0.63%
Total Annual Fund Operating Expenses		1.07%	1.20%
Fee Waiver and/or Expense Reimbursement	[2]	(0.35%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.72%	0.81%
[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").
[2]	The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.72% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.72% for Institutional Class due to sub-accounting expenses of 0.09%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Baillie Gifford International Concentrated Growth Fund - USD ($)	Class K	Institutional Class
1 Year	$ 74	$ 83
3 Years	306	342
5 Years	556	622
10 Years	$ 1,274	$ 1,420

Expense Example No Redemption - Baillie Gifford International Concentrated Growth Fund - USD ($)	Class K	Institutional Class
1 Year	$ 74	$ 83
3 Years	306	342
5 Years	556	622
10 Years	$ 1,274	$ 1,420

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE